Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest and fees income
Interest income on debt securities
Interest on deposits with banks		11,254
Total interest and fees income		11,254
Equity in earnings of subsidiaries	51,677,272
Equity in earnings of subsidiaries	51,677,272
Realized gains/(losses) on sales of investments, net	(5,305,137)	(5,691,380)
Other (losses)/gains, net	(479)	987,920
Total non-interest income/(losses)	(5,305,616)	(4,703,460)
Operating expenses
Employee compensation and benefits	(880,653)	(892,811)
Other expenses	(7,706,556)	(3,421,797)
Total operating expenses	(8,587,209)	(4,314,608)
Income/(losses) before income tax expense	37,784,446	(9,006,814)
Net income/(losses)	37,784,446	(9,006,814)
Other comprehensive income
Foreign currency translation adjustment	524,149	6,457,187
Comprehensive income/ (losses)	¥ 38,308,595	¥ (2,549,627)